Note 4 - Discontinued Operations	12 Months Ended
Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
4.	Discontinued operations

On September 30, 2013, the Company completed the sale of its Field Asset Services operation for cash consideration of $49,460 (net of cash disposed of $5,177).  In addition, the sale agreement provides for contingent consideration which will be recognized if and when realized.  The pre-tax loss on disposal was $7,158, before an income tax recovery of $3,100, resulting in a net loss of $4,058.  Field Asset Services is recorded as a discontinued operation and was previously reported within the Property Services segment.

As at December 31, 2013, the Company decided to sell its residential rental operations (“Rental”).  These operations manage rental units on behalf of institutional owners and other investors.  Rental is recorded as a discontinued operation for all periods presented and was previously reported within the RRE segment.

	2013	2012	2011

Revenues
Field Asset Services	$58,063	$163,413	$339,416
Rental	24,733	31,658	32,787
	82,796	195,071	372,203
Operating earnings (loss) before income taxes
Field Asset Services	$(3,623)	$(5,072)	$36,387
Rental	(2,315)	3,085	5,447
	(5,938)	(1,987)	41,834
(Recovery of) provision for income taxes	(3,999)	(703)	17,016
Net operating earnings (loss) from discontinued operations	(1,939)	(1,284)	24,818

Net loss on disposal	(4,058)	-	-
Non controlling interest share of earnings	-	(44)	(1,940)
Net earnings (loss) attributable to common shareholders from discontinued operations	$(5,997)	$(1,328)	$22,878

Net earnings (loss) per share from discontinued operations
Basic	$(0.18)	$(0.04)	$0.76
Diluted	(0.18)	(0.04)	0.75

The assets and liabilities of Field Asset Services and Rental as at December 31, 2013 and 2012 are as follows:

	2013	2012

Current assets
Field Asset Services	$-	$15,358
Rental	12,531	14,323
	12,531	29,681
Non-current assets
Field Asset Services	-	76,079
Rental	1,259	1,098
	1,259	77,177
Total assets	$13,790	$106,858

Current liabilities
Field Asset Services	$-	$14,982
Rental	4,206	4,999
	4,206	19,981
Non-current liabilities
Field Asset Services	-	19,482
Rental	290	-
	290	19,482
Total liabilities	$4,496	$39,463

Included in non-current assets above for Field Asset Services is $37,195 of goodwill and $17,064 of intangible assets disposed on the date of sale.